Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Bettencourt as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	13	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$101,866	$10,201	$411
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Strategic Real Return Fund managed by Mr. Bettencourt ($96 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Strategic Real Return Fund beneficially owned by Mr. Bettencourt was none.

The following table provides information relating to other accounts managed by Mr. Small as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	13	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$101,866	$10,201	$411
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Strategic Real Return Fund managed by Mr. Small ($96 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Strategic Real Return Fund beneficially owned by Mr. Small was none.

RRSB-20-01 1.832410.125	February 10, 2020

Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Bettencourt as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	13	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$101,866	$10,201	$411
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Strategic Real Return Fund managed by Mr. Bettencourt ($96 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Strategic Real Return Fund beneficially owned by Mr. Bettencourt was none.

The following table provides information relating to other accounts managed by Mr. Small as of November 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	13	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$101,866	$10,201	$411
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Strategic Real Return Fund managed by Mr. Small ($96 (in millions) assets managed).

As of November 30, 2019, the dollar range of shares of Fidelity® Strategic Real Return Fund beneficially owned by Mr. Small was none.

RRS-K6B-20-01 1.9898337.100	February 10, 2020